Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Reported Revenues
Total Reported Revenues	10.00%
Phillips 66 [Member]
Total Reported Revenues
Total Reported Revenues	21.00%
ConocoPhillips [Member]
Total Reported Revenues
Total Reported Revenues	16.00%	37.00%	52.00%
Dominion Gas Ventures, LP [Member]
Total Reported Revenues
Total Reported Revenues		11.00%	18.00%
Enterprise Texas Pipeline, LLC [Member]
Total Reported Revenues
Total Reported Revenues		10.00%	13.00%